Note 4 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Ending allowance balance attributable to loans:
Individually evaluated for impairment														$ 93	$ 1,351	$ 1,529
Collectively evaluated for impairment														3,507	3,495	3,393
Allowance for credit losses	$ 3,600	$ 4,846	$ 5,066	$ 5,011	$ 5,011	$ 4,922			$ 4,736	$ 3,600	$ 5,066	$ 4,846	$ 4,922	3,600	4,846	4,922
Ending balance	3,600	4,846		5,066	5,011	4,922				3,600	5,066	4,846	4,922
Allowance for loan losses:
Beginning balance	3,634		5,066	5,011	4,922				4,736	4,846	4,922	4,922	4,736
Provisions for loan losses	50	0	75	90	25	150	$ 100	$ 225	250	50	115	190	725
Charge-offs	(125)			(93)						(1,382)	(226)	(620)	(892)
Recoveries	41			58						86	255	354	353
Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Home Equity And Second Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment															0	13
Collectively evaluated for impairment															720	864
Allowance for credit losses		720			877	877			919	720	877	877	877		720	877
Ending balance		720				877						720	877
Allowance for loan losses:
Beginning balance					877				$ 919	720	877	877	919
Provisions for loan losses												(195)	4
Charge-offs												(154)	(90)
Recoveries												192	44
Real Estate Portfolio Segment [Member] | Residential Loan [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														75	47
Collectively evaluated for impairment														559	562
Allowance for credit losses	634	609	843	838	838	811				634	843	609	811	634	609	811
Ending balance	634	609		843	838	811				634	843	609	811
Allowance for loan losses:
Beginning balance	672		843	838	811					609	811	811
Provisions for loan losses	(39)			24						42	113
Charge-offs	0			(21)						(20)	(84)
Recoveries	1			2						3	3
Real Estate Portfolio Segment [Member] | Residential Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Real Estate Portfolio Segment [Member] | Land Loan [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														0	0
Collectively evaluated for impairment														173	201
Allowance for credit losses	173	201	153	144	144	152				173	153	201	152	173	201	152
Ending balance	173	201		153	144	152				173	153	201	152
Allowance for loan losses:
Beginning balance	197		153	144	152					201	152	152
Provisions for loan losses	(24)			9						(28)	1
Charge-offs	0			0						0	0
Recoveries	0			0						0	0
Real Estate Portfolio Segment [Member] | Land Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														0	0
Collectively evaluated for impairment														51	60
Allowance for credit losses	51	60	78	70	70	63				51	78	60	63	51	60	63
Ending balance	51	60		78	70	63				51	78	60	63
Allowance for loan losses:
Beginning balance	65		78	70	63					60	63	63
Provisions for loan losses	(14)			8						(9)	15
Charge-offs	0			0						0	0
Recoveries	0			0						0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														8	11
Collectively evaluated for impairment														1,661	1,490
Allowance for credit losses	1,669	1,501	1,280	1,276	1,276	1,284				1,669	1,280	1,501	1,284	1,669	1,501	1,284
Ending balance	1,669	1,501		1,280	1,276	1,284				1,669	1,280	1,501	1,284
Allowance for loan losses:
Beginning balance	1,462		1,280	1,276	1,284					1,501	1,284	1,284
Provisions for loan losses	204			4						156	(4)
Charge-offs	0			0						0	0
Recoveries	3			0						12	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Commercial Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														0	1,293
Collectively evaluated for impairment														161	187
Allowance for credit losses	161	1,480	1,444	1,450	1,450	1,446				161	1,444	1,480	1,446	161	1,480	1,446
Ending balance	161	1,480		1,444	1,450	1,446				161	1,444	1,480	1,446
Allowance for loan losses:
Beginning balance	239		1,444	1,450	1,446					1,480	1,446	1,446
Provisions for loan losses	(58)			(10)						(117)	(7)
Charge-offs	(22)			0						(1,205)	0
Recoveries	2			4						3	5
Commercial Portfolio Segment [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														10	0
Collectively evaluated for impairment														638	720
Allowance for credit losses	648	720	932	902	902	877				648	932	720	877	648	720	877
Ending balance	648	720		932	902	877				648	932	720	877
Allowance for loan losses:
Beginning balance	716		932	902	877					720	877	877
Provisions for loan losses	(38)			41						(45)	(70)
Charge-offs	(31)			(36)						(33)	(54)
Recoveries	1			25						6	179
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		0	0
Ending balance	0	0								0		0
Allowance for loan losses:
Beginning balance										0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment														0	0
Collectively evaluated for impairment														264	275
Allowance for credit losses	264	275	336	331	331	289				264	336	275	289	264	275	$ 289
Ending balance	264	275		336	331	$ 289				264	336	275	$ 289
Allowance for loan losses:
Beginning balance	283		$ 336	331	$ 289					275	289	289
Provisions for loan losses	19			14						51	67
Charge-offs	(72)			(36)						(124)	(88)
Recoveries	34			$ 27						62	$ 68
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Allowance for credit losses	0	0								0		0		$ 0	$ 0
Ending balance	$ 0	$ 0								0		$ 0
Allowance for loan losses:
Beginning balance										$ 0